Tax situation (Details)					1 Months Ended	12 Months Ended
	Jan. 05, 2021 installment	Jan. 01, 2017	Jun. 23, 2004	Jan. 01, 2004	Jul. 17, 2012	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Disclosure Of Income Tax Explanatory
Refunds provision						$ 18,300,000	$ 16,600,000
Deferred tax expense (income) recognised in profit or loss						26,312,000	(15,592,000)
Tax expense (income), continuing operations						$ 42,994,000	$ 41,000	$ (23,671,000)
Applicable tax rate		29.50%					32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends						5.00%
Applicable Tax Rate With Respect To Results Obtained											6.80%	6.80%	4.10%
Unused tax losses for which deferred tax asset recognised						$ 922,515,000	$ 883,573,000							S/ 3,425,297,000	S/ 3,285,065,000
Mining royalties.						18,839,000	17,733,000	$ 12,974,000
Term of agreement of guarantees and measures to promote investments					15 years
Reserve applied against payments for disputed tax assessments						545,200,000
Net receivable from disputed tax assessments included in Other non-financial assets, non-current						274,000,000	333,300,000
Current tax expense (income)						69,306,000	15,633,000	20,375,000
Current tax expense income relating to special mining tax						47,400,000	44,100,000	70,300,000
Current tax expense income relating to mining royalties						48,700,000	44,200,000	74,600,000
Current tax expense income relating to statutory retirement fund						7,500,000	6,400,000	8,800,000
Deferred tax expense (income)						(26,312,000)	(15,592,000)	(44,046,000)
SUNAT.
Disclosure Of Income Tax Explanatory
Number Of Equal Monthly Payments | installment	66
Declared tax deductions not recognized																$ 4,476,000	S/ 16,618,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained										5.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Deferred tax expense (income) recognised in profit or loss						30,600,000	63,400,000	31,200,000
Tax expense (income), continuing operations						$ 551,798,000	$ 508,547,000	$ 735,703,000
Applicable tax rate						32.00%	32.00%	32.00%
Mining royalties.						$ 0	$ 0	$ 5,889,000
Current Income Tax Payable						582,400,000	445,100,000	704,500,000
Amount Paid For Disputed Tax Assessments						819,200,000		819,200,000
Reserve applied against payments for disputed tax assessments						545,200,000
Net receivable from disputed tax assessments included in Other non-financial assets, non-current						274,000,000	333,300,000
Other non-current receivables						274,029,000	333,338,000
Current tax expense (income)						582,438,000	445,078,000	704,454,000
Deferred tax expense (income)						(30,640,000)	63,649,000	31,249,000
Declared tax deductions not recognized						$ 18,252,000	$ 16,635,000
Sociedad Minera Cerro Verde S.A.A. | December 2006 to December 2013 | SUNAT.
Disclosure Of Income Tax Explanatory
Tax payment based on estimated due								$ 791,900,000										S/ 2,900,000
Peruvian government [member]
Disclosure Of Income Tax Explanatory
Applicable tax rate						32.00%
Minimum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue			1.00%	1.00%
Maximum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue			3.00%	12.00%
Mining tax rate on operating profit			1.00%